Fixed Assets and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets and Intangible Assets, Net [Abstract]
Schedule of fixed assets and intangible assets

	December 31,	December 31,
	2012	2011
Computer equipment	$211,896	$143,461
Furniture and fixtures	142,856	159,051
Leasehold improvements	377,727	329,156
Software	8,047	7,342
Website domain name	24,938	24,938
Website costs	40,500	40,500
Total fixed assets	805,964	704,448
Less: Accumulated depreciation and amortization	(257,415)	(125,985)
Total fixed assets and intangible assets, net	$548,549	$578,463

Schedule of estimated future amortization and depreciation of intangible and tangible assets
Year	Amount

2013	$161,547
2014	156,498
2015	122,365
2016	52,886
2017 and thereafter	55,253
$548,549